MORTGAGE-BACKED SECURITIES	12 Months Ended
Jun. 30, 2019
MORTGAGE-BACKED SECURITIES [Abstract]
MORTGAGE-BACKED SECURITIES
5.	MORTGAGE-BACKED SECURITIES

Mortgage-backed securities (“MBS”) include mortgage pass-through certificates (“PCs”) and collateralized mortgage obligations (“CMOs”). With a pass-through security, investors own an undivided interest in the pool of mortgages that collateralize the PCs. Principal and interest are passed through to the investor as they are generated by the mortgages underlying the pool. PCs and CMOs may be insured or guaranteed by Freddie Mac (“FHLMC”), Fannie Mae (“FNMA”), and the Government National Mortgage Association (“GNMA”). CMOs may also be privately issued with varying degrees of credit enhancements. A CMO reallocates mortgage pool cash flow to a series of bonds with varying stated maturities, estimated average lives, coupon rates, and prepayment characteristics.

The Company’s CMO portfolio is comprised of two segments: CMOs backed by U.S. Government Agencies (“Agency CMOs”) and CMOs backed by single-family whole loans not guaranteed by a U.S. Government Agency (“Private-Label CMOs”).

At June 30, 2019, the Company’s Agency CMOs totaled $107.4 million as compared to $114.9 million at June 30, 2018. The Company’s private-label CMOs totaled $883 thousand at June 30, 2019 as compared to $958 thousand at June 30, 2018. The $7.5 million decrease in the CMO segment of our portfolio was due to repayments on our U.S. Government agency CMO portfolio totaling $7.5 million, and $185 thousand in repayments on our private-label CMOs, which were partially offset by $12 thousand in accretion of non-credit unrealized holding losses on private-label CMOs with other-than-temporary impairment. At June 30, 2019, the Company’s entire MBS portfolio, including CMOs, was comprised of adjustable or floating rate investments. All of the Company’s floating rate MBS adjust monthly based upon changes in the one month LIBOR. The Company has no investment in multi-family or commercial real estate based MBS.

Due to prepayments of the underlying loans, and the prepayment characteristics of the CMO tranches, the actual maturities of the Company’s MBS are expected to be substantially less than the scheduled maturities.

The Company retains an independent third party to assist it in the determination of a fair value for three of its private-label CMOs. This valuation is meant to be a “Level Three” valuation as defined by ASC Topic 820, Fair Value Measurements and Disclosures. The valuation does not represent the actual terms or prices at which any party could purchase the securities. There is currently no active secondary market for private-label CMOs and there can be no assurance that any secondary market for private-label CMOs will develop. The private-label CMO portfolio had four previously recorded other-than-temporary impairments (“OTTI”) at June 30, 2019. During the twelve months ended June 30, 2019, the Company recorded an additional $28 thousand of credit impairment charges on its private-label CMO portfolio.

The Company believes that the data and assumptions used to determine the fair values are reasonable. The fair value calculations reflect relevant facts and market conditions. Events and conditions occurring after the valuation date could have a material effect on the private-label CMO segment’s fair value.

The amortized cost, unrealized gains and losses, and fair values of mortgage-backed securities are as follows:

		Gross	Gross
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
2019	(Dollars in Thousands)
HELD TO MATURITY
Collateralized mortgage obligations:
Agency	$107,448	$954	$(570)	$107,832
Private-label	883	5	(12)	876

Total	$108,331	$959	$(582)	$108,708

		Gross	Gross
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
2018	(Dollars in Thousands)
HELD TO MATURITY
Collateralized mortgage obligations:
Agency	$114,899	$1,260	$(426)	$115,733
Private-label	958	153	—	1,111

Total	$115,857	$1,413	$(426)	$116,844

The amortized cost and fair value of mortgage-backed securities at June 30, 2019, by contractual maturity, are shown below. Expected maturities may differ from the contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Due in	Due after	Due after
	one year	one through	five through	Due after
	or less	five years	ten years	ten years	Total
	(Dollars in Thousands)
HELD TO MATURITY
Amortized cost	$—	$137	$—	$108,194	$108,331
Fair value	—	139	—	108,569	108,708
Weighted average yield		3.85%		3.47%	3.47%

At June 30, 2019, mortgage-backed securities with amortized costs of $107.4 million and fair values of $107.8 million were pledged to secure public deposits and borrowings with the Federal Home Loan Bank. Of the securities pledged, $2.4 million of fair value was excess collateral. Excess collateral is maintained to support future borrowings and may be withdrawn by the Company at any time. At June 30, 2018 mortgage-backed securities with an amortized cost of $114.9 million and fair values of $115.7 million, were pledged to secure borrowings with the Federal Home Loan Bank and public deposits. Of the securities pledged, $2.5 million of fair value was excess collateral.